Derivative financial instruments - Schedule of derivative financial instrument contracts (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 MXN ($)	Jan. 03, 2021 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2021 USD ($)
Liabilities:
Contract date		11/15/2018
Maturity date	Oct. 01, 2022	Dec. 15, 2023
Rate paid		8.33%
Interest rate swap [Member]
Liabilities:
Notional amount in thousands		$ 353,333	$ 50,000	$ 134,050
Fair Value	$ 28,193	$ 32,842	$ 19,614
Contract date			11/15/2018
Maturity date	Dec. 15, 2023
Rate received		TIIE 28 days(1)	TIIE 28 days(1)
Rate paid			8.33%